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[SHAKER FUND LOGO]


SEMI-ANNUAL REPORT
SEPTEMBER 30, 2001



[COVER ARTWORK GRAPHIC]

SHAKER FUND
TABLE OF CONTENTS
--------------------------------------------------------------------------------

A Message to Our Shareholders...............................      1
Schedule of Investments.....................................      3
Statement of Assets and Liabilities.........................      5
Statement of Operations.....................................      6
Statement of Changes in Net Assets..........................      7
Financial Highlights........................................      8
Notes to Financial Statements...............................      9

                                                                     SHAKER FUND

                                                   A MESSAGE TO OUR SHAREHOLDERS
                                                              SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

Dear Shareholder:

We welcome you as a shareholder of Shaker Fund, and are pleased to have this opportunity to present our current market outlook.

2001 has been a difficult year for virtually all equity funds. Despite a recent short-term rally, stock valuations have fallen considerably since the beginning of the calendar year. As long-term investors, however, that is not an entirely negative trend: we recognize that there often are opportunities to purchase attractively priced companies when the broad market has declined.

Some of our nation's economic difficulties this year stemmed from excessive manufacturing inventories and an over-investment in technology. In the midst of corporate cutbacks, consumer confidence began to wane and was further affected by the events of September 11.

Fortunately, we see numerous indications that there is the potential for a meaningful economic rebound in 2002. We should always be mindful that the U.S. is a wealthy country with tremendous resilience, and an entrepreneurial spirit that is rarely dampened. Current monetary policy favors a recovery, inasmuch as the Federal Reserve has cut interest rates to historically low levels. Globally, there have been close to 140 rate cuts this year, as central banks in Europe and Asia have followed suit. Fiscal policy in the U.S. also may contribute to an economic rebound, with the government pumping dollars into the economy via recovery assistance packages and tax cuts.

Shaker Fund's portfolio is focused on a diversified array of technology and non-technology companies that, in our estimation, are well-positioned to take advantage of an economic rebound. We place a high premium on companies with products and services that have the potential to be in great demand as the economic pace quickens, and whose management teams have a history of achieving significant, controlled growth.

There is no question that communication technology stocks failed to enjoy the market's confidence this year. However, from a long-term perspective, we believe that communication technology could be one of the more rapidly growing segments of the economy over the next decade. This may be especially true of companies specializing in network infrastructures and the Internet. Network infrastructures will have to be expanded and improved to satisfy the rapidly growing demand for a faster and easier way to transmit and download information online. Corporate Internet use will continue to increase, as few companies can afford to ignore the high degree of efficiency provided by Internet connectivity.

No one should be surprised if the next quarter or two are volatile and difficult. As we noted before, however, that often is the best time to identify exceptional investment opportunities. Although no one can predict the future, we believe Shaker Fund's holdings are well positioned to benefit from the long-term future of the U.S. economy, and we look forward to serving you for many years ahead.

Sincerely,

/s/ Edward P. Hemmelgarn
Edward P. Hemmelgarn
Portfolio Manager, Shaker Fund

SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF SEPTEMBER 30, 2001 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

THE FUND INVESTS PRIMARILY IN THE COMMON STOCK OF SMALL AND MEDIUM SIZE DOMESTIC GROWTH COMPANIES. INVESTMENTS IN SMALLER COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED FINANCIAL RESOURCES AND LESS LIQUID STOCK. THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS. (11/01).

                                                                     SHAKER FUND

                                             SCHEDULE OF INVESTMENTS (Unaudited)
                                                              SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

 SHARE               SECURITY                            SHARE               SECURITY
AMOUNT              DESCRIPTION               VALUE     AMOUNT              DESCRIPTION               VALUE
-------   -------------------------------  -----------  -------   -------------------------------  -----------
COMMON STOCK (86.6%)                                    COMMON STOCK, CONTINUED
BROADCAST COMMUNICATIONS & CABLE (1.7%)                 LEISURE PRODUCTS & SERVICES (2.9%)
  4,300   Adelphia Communications Corp.+   $    95,155    2,000   ResortQuest International,
  6,900   Mediacom Communications Corp.+        89,925            Inc.+                            $     6,000
                                           -----------   27,900   Royal Caribbean Cruises              297,835
                                               185,080                                             -----------
                                           -----------                                                 303,835
BUSINESS SERVICES (3.3%)                                                                           -----------
  6,600   ActivCard SA ADR+                     43,692  MEDICAL, BIOMEDICAL TECHNOLOGY (4.2%)
 33,500   eBenX, Inc.+                         120,600   13,420   Aclara Biosciences, Inc.+             75,420
 12,700   Getty Images, Inc.+                  138,981    9,400   Diversa Corp.+                        88,360
 22,580   Multex.com, Inc.+                     46,741   21,400   Eclipsys Corp.+                      284,620
                                           -----------                                             -----------
                                               350,014                                                 448,400
                                           -----------                                             -----------
COMPUTERS, INTERNET & APPLICATIONS SOFTWARE (14.1%)     MISCELLANEOUS RETAIL (2.9%)
  9,650   Brocade Communications Systems,                 6,380   Callaway Golf Co.+                    81,664
          Inc.+                                136,532    8,380   Tiffany & Co.                        181,427
  9,100   Check Point Software                            4,270   Whitehall Jewellers, Inc.+            39,711
          Technologies, Ltd.+                  200,076                                             -----------
 21,510   HNC Software, Inc.+                  402,237                                                 302,802
 23,730   MetaSolv, Inc.+                      142,380                                             -----------
  8,000   Peregrine Systems, Inc.+             101,478  MORTGAGE BANKING (1.8%)
 25,850   Retek, Inc.+                         314,595    2,400   Countrywide Credit Industries,
  7,400   SERENA Software, Inc.+                86,210            Inc.                                 105,432
 14,795   TIBCO Software, Inc.+                108,595    4,000   Irwin Financial Corp.                 83,600
                                           -----------                                             -----------
                                             1,492,103                                                 189,032
                                           -----------                                             -----------
FIBER OPTICS & COMPONENTS (4.7%)                        OIL & GAS EXTRACTION (2.8%)
 11,100   Finisar Corp.+                        43,956    4,300   Ocean Energy, Inc.                    70,090
 33,040   JDS Uniphase Corp.+                  208,812    9,000   Remington Oil & Gas Corp.+           117,810
 76,800   New Focus, Inc.+                     248,063    4,014   Transocean Sedco Forex               105,970
                                           -----------                                             -----------
                                               500,831                                                 293,870
                                           -----------                                             -----------
INSURANCE AND RELATED SERVICES (10.6%)                  PHARMACEUTICALS (4.7%)
 45,200   Conseco, Inc.+                       327,255    8,900   Arena Pharmaceuticals, Inc.+          96,588
 14,310   Fidelity National Financial,                    9,450   Cell Therapeutics, Inc.+             227,273
          Inc.                                 384,796    3,555   QLT, Inc.+                            54,854
 14,380   First American Corp.                 291,195    9,735   United Therapeutics Corp.+           122,272
 16,100   Penn Treaty American Corp.+           45,885                                             -----------
  5,500   Phoenix Companies, Inc.+              79,475                                                 500,987
                                           -----------                                             -----------
                                             1,128,606
                                           -----------

------------------------------------------------------------
ADR  American Depository Receipts.
+    Non-income producing security.


See Notes to Financial Statements.                                             3

SHAKER FUND

SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

 SHARE               SECURITY                            SHARE               SECURITY
AMOUNT             DESCRIPTION               VALUE      AMOUNT             DESCRIPTION               VALUE
-------   ------------------------------  ------------  -------   ------------------------------  ------------
COMMON STOCK, CONTINUED                                 COMMON STOCK, CONTINUED
SEMICONDUCTORS, COMMUNICATION/COMPUTING (10.1%)         TRANSPORTATION (1.2%)
 67,380   Applied Micro Circuits Corp.+   $    470,286   12,550   Atlas Air Worldwide Holdings,
 10,670   Broadcom Corp.+                      216,601            Inc.+                           $    123,617
  8,820   GlobeSpan, Inc.+                      79,733                                            ------------
 19,745   PLX Technology, Inc.+                102,082  TOTAL COMMON STOCK
 26,000   Vitesse Semiconductor Corp.+         201,500  (COST $14,425,552)                           9,182,458
                                          ------------                                            ------------
                                             1,070,202  SHORT-TERM INVESTMENTS (10.8%)
                                          ------------  572,690   Deutsche Cash Management Fund        572,690
SEMICONDUCTORS, CONSUMER/INDUSTRIAL (16.9%)             572,691   Deutsche Money Market Fund           572,691
 19,200   Cree Research, Inc.+                 283,372                                            ------------
 19,000   International Rectifier Corp.+       517,446  TOTAL SHORT-TERM INVESTMENTS
 28,805   Microchip Technology, Inc.+          771,974  (COST $1,145,381)                            1,145,381
  7,650   Power Integrations, Inc.+            138,883                                            ------------
  5,000   RF Micro Devices, Inc.+               83,100  TOTAL INVESTMENTS IN SECURITIES - 97.4%
                                          ------------  (COST $15,570,933)                         $10,327,839
                                             1,794,775                                            ------------
                                          ------------  Other Assets and Liabilities, Net - 2.6%       271,459
TELECOMMUNICATIONS EQUIPMENT (4.7%)                                                               ------------
 26,510   ADC Telecommunications, Inc.+         92,520  TOTAL NET ASSETS - 100.0%                 $ 10,599,298
 23,880   CIENA Corp.+                         245,725                                            ============
 14,000   Extreme Networks, Inc.+               98,367
  6,360   Juniper Networks, Inc.+               61,692
                                          ------------
                                               498,304
                                          ------------


------------------------------------------------------------
ADR  American Depository Receipts.
+    Non-income producing security.


4                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                                              SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

ASSETS
     Total investments, at value (Cost $15,570,933) (Note 2)    $10,327,839
     Cash                                                            53,307
     Receivable from adviser                                         26,899
     Receivable for Fund shares issued                              294,734
     Receivable for investments sold                                 79,763
     Interest, dividends and other receivables                        4,411
                                                                -----------
Total Assets                                                     10,786,953
                                                                -----------
LIABILITIES
     Payable for investments purchased                              144,634
     Payable to custodian (Note 3)                                    2,019
     Payable to shareholder servicing (Note 3)                          184
     Payable to transfer agent (Note 3)                               4,178
     Payable to administrator (Note 3)                                8,617
     Accrued expenses and other liabilities                          28,023
                                                                -----------
Total Liabilities                                                   187,655
                                                                -----------
NET ASSETS                                                      $10,599,298
                                                                ===========
COMPONENTS OF NET ASSETS
     Paid-in capital
       Institutional Shares                                     $ 7,482,969
       A Shares                                                   8,430,892
     Undistributed net investment loss                              (65,506)
     Unrealized depreciation of investments                      (5,243,094)
     Accumulated net realized loss                                   (5,963)
                                                                -----------
NET ASSETS                                                      $10,599,298
                                                                ===========
NET ASSETS BY SHARE CLASS
     Institutional Shares                                       $ 4,567,860
     A Shares                                                     6,031,438
                                                                -----------
NET ASSETS                                                      $10,599,298
                                                                ===========
SHARES OF BENEFICIAL INTEREST
     Institutional Shares                                           731,516
     A Shares                                                       967,978
NET ASSET VALUE PER SHARE
     Institutional Shares                                       $      6.24
     A Shares                                                          6.23
OFFERING PRICE PER SHARE (NAV\(1-MAXIMUM SALES LOAD))
     Institutional Shares                                              6.24
     A Shares                                                          6.61
MAXIMUM SALES LOAD
     Institutional Shares                                                0%
     A Shares                                                         5.75%


See Notes to Financial Statements.                                             5

SHAKER FUND

STATEMENT OF OPERATIONS (Unaudited)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001(a)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income                                            $     8,089
     Interest income                                                 11,872
                                                                -----------
Total Investment Income                                              19,961
                                                                -----------
EXPENSES(b)
     Investment advisory (Note 3)                                    47,333
     Administration (Note 3)                                         17,798
     Transfer agency (Note 3)
       Institutional Shares                                          14,943
       A Shares                                                      10,964
     Custody (Note 3)                                                 7,661
     Distribution (Note 3)
       A Shares                                                       3,402
     Accounting (Note 3)                                             24,339
     Shareholder service (Note 3)                                    10,758
     Compliance                                                      24,813
     Auditing                                                         8,200
     Legal                                                            1,949
     Miscellaneous                                                    5,956
                                                                -----------
Total Expenses                                                      178,116
     Fees waived and expenses reimbursed (Note 4)                   (92,649)
                                                                -----------
Net Expenses                                                         85,467
                                                                -----------
NET INVESTMENT LOSS                                                 (65,506)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
     Net realized loss on investments                                (5,963)
     Unrealized depreciation of investments                      (5,040,139)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (5,046,102)
                                                                -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                      $(5,111,608)
                                                                ===========


------------------------------------------------------------
(a)  Commenced operations on April 30, 2001.
(b) Effective November 5, 2001, Investor Shares changed its name to A Shares (Note 1).


6                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                  STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
                                      FOR THE PERIOD ENDED SEPTEMBER 30, 2001(a)
--------------------------------------------------------------------------------

OPERATIONS
     Net investment loss                                        $   (65,506)
     Net realized loss on investments                                (5,963)
     Unrealized depreciation of investments                      (5,040,139)
                                                                -----------
Net Increase in Net Assets from Operations                       (5,111,608)
                                                                -----------
CAPITAL SHARE TRANSACTIONS(b)
     Sale of shares
       Institutional Shares                                         365,405
       A Shares                                                   8,513,080
     Issuance of shares due to conversion
       Institutional Shares                                       7,696,125
       A Shares                                                         100
     Redemption of shares
       Institutional Shares                                        (781,513)
       A Shares                                                     (82,291)
                                                                -----------
     Net Increase from capital share transactions                15,710,906
                                                                -----------
Net Increase in Net Assets                                       10,599,298
NET ASSETS
     Beginning of period                                                 --
                                                                -----------
     End of period(A)                                           $10,599,298
                                                                ===========
SHARE TRANSACTIONS(b)
     Sale of shares
       Institutional Shares                                          47,365
       A Shares                                                     978,363
     Issuance of shares due to conversion
       Institutional Shares                                         769,612
       A Shares                                                          10
     Redemption of shares
       Institutional Shares                                         (85,461)
       A Shares                                                     (10,395)
                                                                -----------
     Net Increase in Shares                                       1,699,494
                                                                ===========
(A) Undistributed Net Investment Loss                           $   (65,506)
                                                                ===========


------------------------------------------------------------
(a)  Commenced operations on April 30, 2001.
(b) Effective November 5, 2001, Investor Shares changed its name to A Shares (Note 1).


See Notes to Financial Statements.                                             7

SHAKER FUND

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                                          SHAKER FUND
                                                         ----------------------------------------------
                                                         INSTITUTIONAL SHARES          A SHARES(b)
                                                         ---------------------    ---------------------
                                                             PERIOD ENDED             PERIOD ENDED
                                                         SEPTEMBER 30, 2001(a)    SEPTEMBER 30, 2001(a)
                                                         ---------------------    ---------------------
NET ASSET VALUE PER SHARE,
     Beginning of Period                                        $ 10.00                  $ 10.00
                                                                -------                  -------
INVESTMENT OPERATIONS
     Net investment loss                                          (0.06)                   (0.02)
     Net realized and unrealized loss on investments              (3.70)                   (3.75)
                                                                -------                  -------
Total from Investment Operations                                  (3.76)                   (3.77)
                                                                -------                  -------
NET ASSET VALUE, End of Period                                  $  6.24                  $  6.23
                                                                =======                  =======
TOTAL RETURN                                                     (37.60)%                 (37.70)%
RATIO/SUPPLEMENTARY DATA
     Net assets at end of period (000's omitted)                $ 4,568                  $ 6,031
     Ratios to Average Net Assets(c)
       Expenses, including reimbursement/waiver of fees            1.90%                    2.15%
       Expenses, excluding reimbursement/waiver of fees(d)         3.73%                    5.02%
     Net investment loss, including
       reimbursement/waiver of fees                               (1.47)%                  (1.64)%
PORTFOLIO TURNOVER RATE                                              50%                      50%

------------------------------------------------------------
(a)  Commenced operations on April 30, 2001.
(b) Effective November 5, 2001, Investor Shares changed its name to A Shares (Note 1).
(c)  Annualized.
(d)  Reflects the expense ratio excluding waivers and/or reimbursements
     (Note 4).


8                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                       NOTES TO FINANCIAL STATEMENTS (Unaudited)
                                                              SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. As of November 5, 2001, Investor Shares changed its name to A Shares. The Fund currently is authorized to issue two classes of shares: Institutional Shares and A Shares. Institutional Shares and Investor Shares of the Fund commenced operations on April 30, 2001, after the Fund acquired the net assets of certain individual accounts managed by Shaker Management, Inc. (the "Adviser"), or its affiliate, Shaker Investments, Inc., in exchange for Fund shares.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITY TRANSACTIONS AND INVESTMENT INCOME-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS-The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

SHAKER FUND

SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
PARTIES

INVESTMENT ADVISER-The Fund's investment adviser is Shaker Management, Inc. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that annual operating expenses of Institutional Shares and A Shares do not exceed 1.90% and 2.15%, respectively, of that class's average daily net assets through July 31, 2002.

ADMINISTRATOR-The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). Prior to September 11, 2001, FAdS received, for its services, an administrative fee of $24,000 per year plus 0.20% of the Fund's average daily net assets. As of September 11, 2001, the asset-based fee of 0.20% was reduced to 0.10%.

TRANSFER AGENT-The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). Prior to September 11, 2001, FSS received, for its services, a fee from the Fund at an annual rate of 0.05% of the Fund's average daily net assets, $24,000 annually for the first share class, plus $21,600 annually for each additional share class, $24 per shareholder account annually, and certain out-of-pocket expenses. As of September 11, 2001, the asset based fee of 0.05% was eliminated.

SHAREHOLDER SERVICE AGENT-The Trust has adopted a shareholder servicing plan (the "Plan") for Institutional Shares and A Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets for each of Institutional Shares and A Shares. FAdS may pay any or all of these payments to the Adviser or other financial institutions that provide shareholder servicing to their customers who invest in Institutional Shares and/or A Shares.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to A shares under which the Trust pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of A Shares. FFS may pay any or all amounts of these payments to various institutions, including the Adviser, that provide distribution or shareholder servicing to their customers who invest in A Shares. The Plan obligates the Fund to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $47,000 per year, $12,000 per year for each additional share class above one, 0.01% of the Fund's average daily net assets, a surcharge based on portfolio's positions of 200 or more, plus certain out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays a maintenance fee of $3,600 per year, 0.01% of the Fund's average daily net assets, certain other transactional fees, and certain out-of-pocket expenses.

                                                                     SHAKER FUND

                                                              SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES

The Adviser contractually waived fees of $47,333 and reimbursed certain expenses totaling $26,899 for the period of April 30, 2001 to September 30, 2001. FAdS waived shareholder service fees totaling $10,315, and administration fees totaling $3,428. FSS waived BP transfer agent fees totaling $1,714. FFS waived distribution fees totaling $2,960.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $11,668,716 and $4,605,541, respectively, for the period from April 30, 2001 to September 30, 2001.

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 2001, was $15,570,933, and the net unrealized depreciation of investment securities was $5,243,094. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $357,803, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $5,600,897.

NOTE 6.  ACQUISITION

On April 30, 2001, the Fund acquired all of the net assets of certain individual accounts managed by the Adviser, and/or its affiliate Shaker Investments, Inc. The net assets and unrealized loss from the accounts immediately prior to acquisition were $7,696,225, and $202,955, respectively.

The Fund's net assets immediately after the acquisition were $7,696,225. Shares issued as part of the acquisition amounted to 769,622.

                                 TRANSFER AGENT

                        Forum Shareholder Services, LLC
                                  P.O. Box 446
                             Portland, Maine 04112
                           (888) 314-9048 (toll free)
                E-mail address: shaker-fund@forum-financial.com

                                  DISTRIBUTOR

                            Forum Fund Services, LLC
                               2 Portland Square
                             Portland, Maine 04101






                               [SHAKER FUND LOGO]
                                  SHAKER FUND
                                  P.O. Box 446
                             Portland, Maine 04112
                                 (888) 314-9048
                               www.shakerfund.com



                    Investment Company Act File No. 811-3023